SUBORDINATED TERM LOAN	12 Months Ended
Dec. 31, 2020
Subordinated Term Loan
SUBORDINATED TERM LOAN

9.	SUBORDINATED TERM LOAN

On February 9, 2016, the Company entered into a $15.0 million subordinated Term Loan Agreement with a related party (the “Subordinated Loan Agreement”) that was due to mature on February 9, 2018. On July 12, 2016, the Company entered into an additional $15.0 million Amendment No. 1 to Subordinated Term Loan Agreement that was due to mature on February 9, 2018. On July 3, 2017, the Company entered into Amendment No. 2 to the Subordinated Term Loan Agreement that extended the maturity date to June 30, 2019. On May 23, 2019, the Company entered into Amendment No. 3 to the Subordinated Term Loan Agreement that extended the maturity date to December 31, 2020. On March 30, 2020, the Company entered into Amendment No. 4 to the Subordinated Term Loan Agreement that extended the maturity date to December 31, 2021. On December 30, 2020, the Company entered into Amendment No. 5 to the Subordinated Term Loan Agreement that extended the maturity date of the later of (a) December 30, 2024 and (b) 365 days after the maturity date of the Fortress Agreement (as in effect on December 30, 2020). The Subordinated Term Loan Agreement was subordinate to the PWB Facility and on December 30, 2020, the interests of PWB and Ally in the PWB Facility were assigned to new lenders pursuant to an Assignment Agreement (the “Assignment Agreement”) and PWB entered into a Resignation and Assignment Agreement (the “Agent Resignation Agreement”) pursuant to which PWB resigned in its capacity as agent under all of the transaction documents and Fortress became the successor agent (as defined in the Agent Resignation Agreement), replacing PWB in such capacity under the PWB Facility. The Subordinated Loan Agreement remained subordinate to the PWB Facility after the assignment to the new lenders.

Prior to May 23, 2019, interest accrued at 2.475% per annum and was payable quarterly. In accordance with the amendments below, the interest rate changed as follows:

(a)	Amendment Number 3, on May 23, 2019, the interest rate changed to 9.0% per annum to be accrued;

(b)	Amendment Number 4, on March 30, 2020, the interest rate changed to 9.0% per annum through December 31, 2020 and from and after January 1, 2021, at a rate of 12.0% per annum to be accrued; and

(c)	Amendment Number 5, on December 30, 2020, the interest rate from January 1, 2021 and thereafter changed to 9.0% per annum to be accrued, subject to reversion to 12.0% if a condition subsequent is not satisfied. The subsequent condition was satisfied.

The principal and accrued interest may be repaid early.